Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Jun. 30, 2012
Operating loss carry forwards carry forwards and expiration description	Expire from 2019 to 2037
Equity method investment, ownership percentage	50.00%		79.00%
Net operating loss annual limitation under section 382				$ 6,315,000
Deferred tax assets, operating loss carryforwards, subject to expiration				2,810,000
Net operating loss subject to limitation				$ 1,004,000
Maximum ownership percentage of additional net operating loss	50.00%
Change in valuation allowance	$ 861,109	$ 3,298,682
Income tax examination description	The Tax Cuts and Jobs Act (the "Act") was enacted in December 2017 making significant changes to the Internal Revenue Code. Changes include but are not limited to (a) the reduction of the U.S. corporate income tax rate from 35% to 21% for tax years beginning after December 31, 2017
Federal statutory rate	21.00%	34.00%
Effective income tax rate reconciliation, change in enacted tax rate, amount	$ 6,800,000
Deferred tax assets valuation allowance, amount	6,800,000
United Kingdom [Member]
Operating loss carryforwards	$ 465,000
Argentine [Member]
Operating loss carry forwards carry forwards and expiration description	Carried forward 10 years and begin to expire in 2018
Deferred tax assets, tax credit carryforwards	$ 433,000
Federal [Member]
Operating loss carryforwards	62,000,000
Federal [Member] | Expire from 2019 to 2037 [Member]
Operating loss carryforwards	56,700,000
Federal [Member] | No Expiration [Member]
Operating loss carryforwards	5,400,000
State [Member]
Operating loss carryforwards	53,600,000
Local [Member]
Operating loss carryforwards	$ 30,100,000
Tax Cuts and Jobs Act [Member]
Federal statutory rate	21.00%